Label	Element	Value
Innovator International Developed Power Buffer ETF - March | iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: 0.77 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.00%
Innovator International Developed Power Buffer ETF - March | iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: 77.25 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.50%
Innovator International Developed Power Buffer ETF - March | iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: 92.16 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator International Developed Power Buffer ETF - March | iShares MSCI EAFE ETF, Expiration: 02/28/2025; Exercise Price: 65.66 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)